INTANGIBLE ASSETS - Narrative (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Impairment expenses			$ 0	$ 0
Amortization expense	$ 23,000,000	$ 0	$ 35,000,000	$ 1,000,000